Intangible Assets Other than Goodwill - Summary of Reconciliations of the Carrying Amounts of Intangible Assets (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	$ 23,910,977	$ 18,607,973
Increases other than those from business combinations	9,639,650	11,233,797
Increase (decrease) from net foreign exchange differences, net	(61)	(143)
Intangible Assets, Amortization and Impairment	(3,168,564)	(6,257,366)
Disposals and withdrawals from service		(509,981)
Disposals		(509,981)
Increases (decreases)	11,432	836,351
Argentine companies hyperinflation	203	346
Total changes in identifiable intangible assets	6,482,660	5,303,004
Ending balance	30,393,637	23,910,977
Easements and Water Rights [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	5,664,621	6,338,591
Increases other than those from business combinations		2,721
Disposals and withdrawals from service		(509,981)
Disposals		(509,981)
Increases (decreases)	91,775	(166,710)
Total changes in identifiable intangible assets	91,775	(673,970)
Ending balance	5,756,396	5,664,621
Computer Software [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	17,792,405	9,242,490
Increases other than those from business combinations	9,639,650	11,231,076
Increase (decrease) from net foreign exchange differences, net		(143)
Intangible Assets, Amortization and Impairment	(3,166,966)	(6,255,236)
Increases (decreases) from transfers and other changes		2,571,157
Increases (decreases) from transfers		2,571,157
Increases (decreases)	(80,343)	1,003,061
Total changes in identifiable intangible assets	6,392,341	8,549,915
Ending balance	24,184,746	17,792,405
Other Identifiable Intangible Assets [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	453,951	3,026,892
Increase (decrease) from net foreign exchange differences, net	(61)
Intangible Assets, Amortization and Impairment	(1,598)	(2,130)
Increases (decreases) from transfers and other changes		(2,571,157)
Increases (decreases) from transfers		(2,571,157)
Argentine companies hyperinflation	203	346
Total changes in identifiable intangible assets	(1,456)	(2,572,941)
Ending balance	$ 452,495	$ 453,951